Interim Financial Data (Unaudited) (Restated) (Tables) - As Restated [Member]	12 Months Ended
Dec. 31, 2022
Interim Financial Data (Unaudited) (Restated) (Tables) [Line Items]
Schedule of Consolidated Balance Sheets	As disclosed in Note 23, during the course of preparing the unaudited condensed consolidated financial statements for the six months ended June 30, 2023, management restated its unaudited condensed consolidated financial statements due to the identified misstatement. The impact of the restatement adjustments to the specific line items presented in the condensed consolidated financial statements as of and for the six months ended June 30, 2022 is summarized below. There was no tax or cash flow impact related to the correction.
	As of June 30, 2022
Consolidated balance sheets:	As previously reported	Restatement adjustment	As restated
Mezzanine equity
Redeemable non-controlling interests	$-	$30,321,329	$30,321,329
Shareholders’ equity
Retained earnings (accumulated deficit)	9,706,563	(923,405)	8,783,158
Accumulated other comprehensive income (loss)	191,566	(13,288)	178,278
Non-controlling interests	44,689,378	(29,384,636)	15,304,742

The following tables sets forth the restated unaudited condensed consolidated financial statements as of and for the six months ended June 30, 2022.

	As of June 30, 2022	As of December 31, 2021
	Restated
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$22,050,884	$13,916,155
Accounts and notes receivable, net	1,991,854	6,861,672
Inventories	11,425,190	3,105,673
Due from related parties	76,608	65,278
Short-term investment	4,611,832	5,961,605
Advance to suppliers	6,126,509	1,759,253
Prepaid expenses and other current assets	2,969,306	2,675,922
TOTAL CURRENT ASSETS	49,252,183	34,345,558

NON-CURRENT ASSETS
Restricted cash	700,094	700,060
Long term prepayments and other non-current assets	8,870,207	10,244,917
Plants, property and equipment, net	4,831,015	3,351,321
Construction in progress	17,851,784	-
Intangible assets, net	14,261,652	3,594,977
Long-term investments	5,104,400	5,381,441
Operating lease right-of-use assets	89,022	224,773
Deferred tax assets	-	852,037
TOTAL NON-CURRENT ASSETS	51,708,174	24,349,526

TOTAL ASSETS	100,960,357	58,695,084

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable	5,310,617	34,486
Deferred revenue	1,231,613	179,407
Deferred revenue-related parties	360,581	-
Deferred government subsidy	2,980,004	-
Due to related parties	789,732	-
Income taxes payable	645,607	1,076,518
Operating lease liabilities, current	64,138	99,569
Accrued expenses and other current liabilities	512,654	330,902
TOTAL CURRENT LIABILITIES	11,894,946	1,720,882

NON-CURRENT LIABILITIES
Operating lease liabilities, non-current	-	-
TOTAL NON-CURRENT LIABILITIES	-	-

TOTAL LIABILITES	11,894,946	1,720,882

MEZZANINE EQUITY
Redeemable non-controlling interest	30,321,329	-

EQUITY
Ordinary shares (500,000,000 shares authorized; $0.0001 par value, 24,528,000 shares issued and outstanding as of December 31, 2021; 24,528,000 shares issued and outstanding as of June 30, 2022)	2,453	2,453
Additional paid-in capital	31,966,816	31,966,816
Statutory reserves	2,508,635	2,473,801
Retained earnings	8,783,158	17,259,976
Accumulated other comprehensive income	178,278	2,148,906
Total shareholders’ equity attributable to controlling shareholders	43,439,340	53,851,952
Non-controlling interests	15,304,742	3,122,250
TOTAL EQUITY	58,744,082	56,974,202

TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL EQUITY	$100,960,357	$58,695,084

Schedule of Consolidated Statement of Operation
	For the six months ended June 30, 2022
Condensed consolidated statements of operations:	As previously reported	Restatement adjustment	As restated

Net income attributable to non-controlling interests	$152,092	$69,743	$221,835
Comprehensive (loss) income attributable to non-controlling interest	(306,050)	83,031	(223,019)
Loss per share – basic and diluted	(0.31)	(0.03)	(0.34)

	For the six months ended June 30,
	2022	2021
	Restated

REVENUE, NET	$10,265,136	$5,441,958

COSTS AND OPERATING EXPENSES
Service costs	616,414	708,719
Cost of goods sold	8,615,734	2,050,253
Selling expenses	593,460	415,861
General and administrative expenses	5,473,533	2,437,985
Research and development expenses	102,837	1,043,177
Total costs and operating expenses	15,401,978	6,655,995

LOSS FROM OPERATIONS	(5,136,842)	(1,214,037)

OTHER (EXPENSES) INCOME
Investment losses	(1,342,490)	(926,560)
Interest income	38,640	17,808
Other income, net	80,462	134,020
Total other expenses	(1,223,388)	(774,732)

LOSS BEFORE INCOME TAXES	(6,360,230)	(1,988,769)

Income taxes provision (benefit)	1,006,257	(547,357)

NET LOSS	(7,366,487)	(1,441,412)
Less: net profit (loss) attributable to non-controlling interests	221,835	(50,618)
NET LOSS ATTRIBUTABLE TO CONTROLLING SHAREHOLDERS	$(7,588,322)	$(1,390,794)

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(2,415,482)	332,708
TOTAL COMPREHENSIVE LOSS	(9,781,969)	(1,108,704)
Less: comprehensive loss attributable to non-controlling interest	(223,019)	(8,818)
COMPREHENSIVE LOSS ATTRIBUTABLE TO CONTROLLING SHAREHOLDERS	$(9,558,950)	$(1,099,886)

LOSS PER SHARE
Basic and diluted	$(0.34)	$(0.06)

WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic and diluted *	24,528,000	22,767,733